Shareholder Report, Holdings (Details) - C000057444	May 31, 2024
Fidelity Investments Money Market Government Portfolio
Holdings [Line Items]
Percent of Net Asset Value	16.20%
First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Tidewater, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Costamare, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Euroseas Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Precision Drilling Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
ANI Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
RenaissanceRe Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Gravity Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Energy
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	83.80%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	16.20%